OTHER EXPENSES - Employee expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
OTHER EXPENSES
Wages, salaries and commissions	$ 33,459	$ 50,422	$ 112,474	$ 163,687
Benefits	3,790	5,317	11,026	16,556
Employee benefits expense	37,249	55,739	123,500	180,243
Employee Expense Included in Administrative Expenses	11,800	18,800	46,400	57,900
Employee Expense Included in Selling and Marketing Expenses	$ 25,400	$ 36,900	$ 77,100	$ 122,300